SHARE-BASED PAYMENTS (Details 1)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 28, 2012
Expected term (in years)	2 years 10 months 24 days	2 years 11 months 27 days	4 years 0 months 26 days
Stock Options [Member]
Expected dividends	0.00%	0.00%
Expected term (in years)	3 years 2 months 23 days	3 years 6 months
Weighted-average volatility	70.00%	63.00%
Risk-free rate minimum	82.00%	37.00%
Risk-free rate maximum		75.00%